(R) [LOGO] Founders (R)

March 6, 2009 Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

RE:	Dreyfus Funds, Inc. (formerly known as Dreyfus Founders
Funds, Inc.)
	1933 Act No.	002-17531
	1940 Act No.	811-01018
CIK No. 0000038403

Ladies and Gentlemen:

Pursuant to Sections 13(a) and 15(d) under the Securities Exchange Act of 1934 (submission type N-CSR), Dreyfus Funds, Inc. hereby submits for filing via EDGAR its Certified Shareholder Report of Registered Management Investment Companies on Form N-CSR for the year ended December 31, 2008.

If you have any questions or comments, please feel free to call me at (303) 394-7947.

Sincerely,

/s/Kenneth R. Christoffersen

Kenneth R. Christoffersen Senior Vice President – Legal and General Counsel

Enclosures

cc: Edward F. O’Keefe, Esq. Ernst & Young LLP

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